REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenues by segments and channels (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,183.3	$ 4,400.4	$ 3,571.2
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,916.3	2,811.3	2,502.7
Wholesale | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	643.1	528.0	416.0
Wholesale | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,309.8	1,329.6	1,178.4
Wholesale | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	963.4	952.7	908.3
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,267.0	1,589.1	1,068.5
DTC | Technical Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,551.2	1,086.1	692.0
DTC | Outdoor Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	525.7	344.6	243.9
DTC | Ball & Racquet Sports
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 190.1	$ 159.4	$ 132.6